Operating segment and geographic data	12 Months Ended
Dec. 31, 2011
Operating segment and geographic data
Operating segment and geographic data

Note 22—Operating segment and geographic data

        The Chief Operating Decision Maker (CODM) is the Company's Executive Committee. The CODM allocates resources to and assesses the performance of each operating segment using the information outlined below. The Company's operating segments consist of Power Products, Power Systems, Discrete Automation and Motion, Low Voltage Products and Process Automation. The remaining operations of the Company are included in Corporate and Other.

        A description of the types of products and services provided by each reportable segment is as follows:

  •
  Power Products:  manufactures and sells high- and medium- voltage switchgear and apparatus, circuit breakers for all current and voltage levels, power and distribution transformers and sensors for electric, gas and water utilities and for industrial and commercial customers.

  •
  Power Systems:  designs, installs and upgrades high-efficiency transmission and distribution systems and power plant automation and electrification solutions, including monitoring and control products, software and services and incorporating components manufactured by both the Company and by third parties.

  •
  Discrete Automation and Motion:  manufactures and sells motors, generators, variable speed drives, rectifiers, excitation systems, robotics, programmable logic controllers, and related services for a wide range of applications in factory automation, process industries, and utilities.

  •
  Low Voltage Products:  manufactures products and systems that provide protection, control and measurement for electrical installations, as well as enclosures, switchboards, electronics and electromechanical devices for industrial machines, plants and related service. The segment also makes intelligent building control systems for home and building automation to improve comfort, energy efficiency and security.

  •
  Process Automation:  develops and sells control and plant optimization systems, automation products and solutions, including instrumentation, as well as industry-specific application knowledge and services for the oil, gas and petrochemicals, metals and minerals, marine and turbocharging, pulp and paper, chemical and pharmaceuticals and power industries.

  •
  Corporate and Other:  includes headquarters, central research and development, the Company's real estate activities, Group treasury operations and other minor activities.

        In 2011, the Company changed its primary measures of segment performance from earnings before interest and taxes (EBIT) and corresponding margin to operational earnings before interest, taxes, depreciation and amortization (Operational EBITDA) and Operational EBITDA margin (being Operational EBITDA as a percentage of Operational revenues).

        Operational EBITDA represents EBIT excluding depreciation and amortization, restructuring and restructuring-related expenses, adjusted for the following: (i) unrealized gains and losses on derivatives (foreign exchange, commodities, embedded derivatives), (ii) realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized, (iii) unrealized foreign exchange movements on receivables/payables (and related assets/liabilities), (iv) acquisition-related expenses and (v) certain non-recurring items.

        Operational revenues are total revenues adjusted for the following: (i) unrealized gains and losses on derivatives, (ii) realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized, and (iii) unrealized foreign exchange movements on receivables (and related assets).

        The CODM primarily reviews the results of each segment on a basis that is before the elimination of profits made on inventory sales between segments. Consequently, as of 2011, segment results below have been presented before these eliminations, with a total deduction for intersegment profits to arrive at the Company's consolidated Operational EBITDA. Furthermore, the Company refined its methodology to eliminate profit on inventory resulting from intersegment revenues. These changes in presentation resulted in no significant reclassifications between segments and no change to the Company's consolidated Operational EBITDA.

        In the following tables, the Company presents segment revenues, depreciation and amortization, Operational EBITDA, Operational EBITDA margin, as well as reconciliations of Operational EBITDA to EBIT and Operational revenues to total revenues, capital expenditure and total assets. Intersegment sales and transfers for 2011, 2010 and 2009, are accounted for as if the sales and transfers were to third parties, at current market prices.

	2011
($ in millions)	Third-party revenues	Intersegment revenues	Total revenues	Depreciation and amortization	Operational revenues	Operational EBITDA(1)	Operational EBITDA margin (%)
Power Products	9,028	1,841	10,869	200	10,901	1,782	16.3%
Power Systems	7,833	268	8,101	144	8,128	743	9.1%
Discrete Automation and Motion	8,047	759	8,806	251	8,817	1,664	18.9%
Low Voltage Products	4,953	351	5,304	116	5,315	1,059	19.9%
Process Automation	8,078	222	8,300	83	8,318	1,028	12.4%
Corporate and Other	51	1,508	1,559	201	1,558	(194)	—
Intersegment elimination	—	(4,949)	(4,949)	—	(4,949)	(68)	—

Consolidated	37,990	—	37,990	995	38,088	6,014	15.8%

	2010
($ in millions)	Third-party revenues	Intersegment revenues	Total revenues	Depreciation and amortization	Operational revenues	Operational EBITDA(1)	Operational EBITDA margin (%)
Power Products	8,486	1,713	10,199	177	10,202	1,861	18.2%
Power Systems	6,590	196	6,786	84	6,783	304	4.5%
Discrete Automation and Motion	4,978	639	5,617	78	5,613	1,026	18.3%
Low Voltage Products	4,263	291	4,554	105	4,554	926	20.3%
Process Automation	7,209	223	7,432	76	7,427	925	12.5%
Corporate and Other	63	1,468	1,531	182	1,532	(230)	—
Intersegment elimination	—	(4,530)	(4,530)	—	(4,530)	12	—

Consolidated	31,589	—	31,589	702	31,581	4,824	15.3%

	2009
($ in millions)	Third-party revenues	Intersegment revenues	Total revenues	Depreciation and amortization	Operational revenues	Operational EBITDA(1)	Operational EBITDA margin (%)
Power Products	9,370	1,869	11,239	185	11,229	2,136	19.0%
Power Systems	6,356	193	6,549	46	6,508	532	8.2%
Discrete Automation and Motion	4,601	804	5,405	74	5,374	773	14.4%
Low Voltage Products	3,799	272	4,071	100	4,059	679	16.7%
Process Automation	7,606	233	7,839	80	7,785	861	11.1%
Corporate and Other	63	1,504	1,567	170	1,567	(180)	—
Intersegment elimination	—	(4,875)	(4,875)	—	(4,875)	(5)	—

Consolidated	31,795	—	31,795	655	31,647	4,796	15.2%

(1)
Operational EBITDA by segment is presented before the elimination of intersegment profits made on inventory sales.

	Year ended December 31, 2011
($ in millions, except Operational EBITDA margin in %)	Power Products	Power Systems	Discrete Automation and Motion	Low Voltage Products	Process Automation	Corporate and Other and Intersegment elimination	Consolidated
Operational revenues	10,901	8,128	8,817	5,315	8,318	(3,391)	38,088
Unrealized gains and losses on derivatives	(49)	(56)	(29)	(16)	(39)	1	(188)
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	(17)	(19)	1	—	2	—	(33)
Unrealized foreign exchange movements on receivables (and related assets)	34	48	17	5	19	—	123

Total revenues	10,869	8,101	8,806	5,304	8,300	(3,390)	37,990
Operational EBITDA	1,782	743	1,664	1,059	1,028	(262)	6,014
Depreciation and amortization	(200)	(144)	(251)	(116)	(83)	(201)	(995)
Acquisition-related expenses and certain non-recurring items	—	—	(90)	—	—	(17)	(107)
Unrealized gains and losses on derivatives (foreign exchange, commodities, embedded derivatives)	(58)	(16)	(29)	(21)	4	(38)	(158)
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	(14)	(19)	(2)	—	2	1	(32)
Unrealized foreign exchange movements on receivables/payables (and related assets/liabilities)	36	38	12	2	20	1	109
Restructuring and restructuring-related expenses	(70)	(54)	(10)	(20)	(8)	(2)	(164)

EBIT	1,476	548	1,294	904	963	(518)	4,667
Operational EBITDA margin (%)	16.3%	9.1%	18.9%	19.9%	12.4%	—	15.8%

	Year ended December 31, 2010
($ in millions, except Operational EBITDA margin in %)	Power Products	Power Systems	Discrete Automation and Motion	Low Voltage Products	Process Automation	Corporate and Other and Intersegment elimination	Consolidated
Operational revenues	10,202	6,783	5,613	4,554	7,427	(2,998)	31,581
Unrealized gains and losses on derivatives	20	30	16	3	11	—	80
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	6	9	(1)	1	12	1	28
Unrealized foreign exchange movements on receivables (and related assets)	(29)	(36)	(11)	(4)	(18)	(2)	(100)

Total revenues	10,199	6,786	5,617	4,554	7,432	(2,999)	31,589
Operational EBITDA	1,861	304	1,026	926	925	(218)	4,824
Depreciation and amortization	(177)	(84)	(78)	(105)	(76)	(182)	(702)
Unrealized gains and losses on derivatives (foreign exchange, commodities, embedded derivatives)	10	(8)	6	4	(33)	18	(3)
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	4	(15)	—	—	3	(1)	(9)
Unrealized foreign exchange movements on receivables/payables (and related assets/liabilities)	(18)	(35)	(8)	(1)	(16)	(1)	(79)
Restructuring and restructuring-related expenses	(44)	(48)	(35)	(36)	(44)	(6)	(213)

EBIT	1,636	114	911	788	759	(390)	3,818
Operational EBITDA margin (%)	18.2%	4.5%	18.3%	20.3%	12.5%	—	15.3%

	Year ended December 31, 2009
($ in millions, except Operational EBITDA margin in %)	Power Products	Power Systems	Discrete Automation and Motion	Low Voltage Products	Process Automation	Corporate and Other and Intersegment elimination	Consolidated
Operational revenues	11,229	6,508	5,374	4,059	7,785	(3,308)	31,647
Unrealized gains and losses on derivatives	31	36	43	9	79	—	198
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	(3)	22	—	(1)	6	—	24
Unrealized foreign exchange movements on receivables (and related assets)	(18)	(17)	(12)	4	(31)	—	(74)

Total revenues	11,239	6,549	5,405	4,071	7,839	(3,308)	31,795
Operational EBITDA	2,136	532	773	679	861	(185)	4,796
Depreciation and amortization	(185)	(46)	(74)	(100)	(80)	(170)	(655)
Net release of certain provisions	—	—	—	—	—	431	431
Unrealized gains and losses on derivatives (foreign exchange, commodities, embedded derivatives)	93	(11)	32	1	(29)	(7)	79
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	(4)	22	(1)	—	5	—	22
Unrealized foreign exchange movements on receivables/payables (and related assets/liabilities)	(4)	(13)	(2)	5	(17)	—	(31)
Restructuring and restructuring-related expenses	(77)	(90)	(154)	(67)	(114)	(14)	(516)

EBIT	1,959	394	574	518	626	55	4,126
Operational EBITDA margin (%)	19.0%	8.2%	14.4%	16.7%	11.1%	—	15.2%

	Capital expenditure(1)			Total assets(1)
($ in millions)	2011	2010	2009	2011	2010	2009
Power Products	192	200	272	7,355	7,205	6,882
Power Systems	136	119	131	7,469	6,039	4,602
Discrete Automation and Motion	202	98	119	9,195	3,696	3,348
Low Voltage Products	149	100	150	3,333	2,899	2,726
Process Automation	72	76	99	4,777	4,728	4,551
Corporate and Other	270	247	196	7,519	11,728	12,619

Consolidated	1,021	840	967	39,648	36,295	34,728

(1)
Capital expenditure and Total assets are after intersegment eliminations and therefore refer to third-party activities only.

Geographic information

	Revenues			Long-lived assets at December 31,
($ in millions)	2011	2010	2009	2011	2010
Europe	14,657	12,378	13,093	3,067	2,995
The Americas	9,043	6,213	6,049	829	345
Asia	10,136	8,872	8,684	862	849
Middle East and Africa	4,154	4,126	3,969	164	167

	37,990	31,589	31,795	4,922	4,356

        Revenues by geography reflect the location of the customer. Approximately 14 percent of the Company's total revenues in 2011, compared to 10 percent in 2010 and 2009, respectively, came from customers in the United States. Approximately 13 percent of the Company's total revenues in 2011, compared to 14 percent and 13 percent in 2010 and 2009, respectively, were generated from customers in China. Approximately 8 percent, 7 percent, and 8 percent of the Company's total revenues in 2011, 2010 and 2009, respectively, were generated from customers in Germany. In 2011, 2010 and 2009, more than 98 percent of the Company's total revenues were generated from customers outside Switzerland.

        Long-lived assets represent property, plant and equipment, net and are shown by location of the assets. At December 31, 2011, approximately 19 percent and 13 percent of the Company's long-lived assets were located in Switzerland and Sweden. At December 31, 2010, approximately 21 percent and 12 percent of the Company's long-lived assets were located in Switzerland and Sweden, respectively.

        The Company does not segregate revenues derived from transactions with external customers for each type or group of products and services. Accordingly, it is not practicable for the Company to present revenues from external customers by product and service type.

        At December 31, 2011, approximately 58 percent of the Company's employees are subject to collective bargaining agreements in various countries. Approximately one-third of these agreements will expire in 2012. Collective bargaining agreements are subject to various regulatory requirements and are renegotiated on a regular basis in the normal course of business.